DOLLAR [Member] Expense Example - Dollar - MUNICASH - Dollar Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	$ 668